Investment Objectives and Goals - Schwab Mortgage-Backed Securities ETF	Nov. 07, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Mortgage-Backed Securities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of investment-grade mortgage-backed securities issued and/or guaranteed by U.S. government agencies.